Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts - Convertible Notes Payable [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Face value of convertible notes payable [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		$ 5,150,000	$ 14,108,876
Ending balance			5,150,000
Issuance of convertible notes			8,172,093
Amortization of debt discounts
Repayments		(3,367,290)
Conversion		(1,782,710)	(17,130,969)
Exchange rate effect
Unamortized debt discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		(358,284)	(717,260)
Ending balance			(358,284)
Issuance of convertible notes			(1,189,074)
Amortization of debt discounts		358,284	1,290,050
Repayments
Conversion			245,980
Exchange rate effect			12,020
Convertible notes payable, net of unamortized discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		4,791,716	13,391,616
Ending balance			4,791,716
Issuance of convertible notes			6,983,019
Amortization of debt discounts		358,284	1,290,050
Repayments		(3,367,290)
Conversion		(1,782,710)	(16,884,989)
Exchange rate effect			12,020
Third parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance		4,791,716	10,954,042
Ending balance			4,791,716
Issuance of convertible notes			6,983,019
Amortization of debt discounts		358,284	1,290,050
Repayments		(3,367,290)
Conversion		(1,782,710)	(14,447,415)
Exchange rate effect			12,020
Related parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Beginning balance			2,437,574
Ending balance
Issuance of convertible notes
Amortization of debt discounts
Repayments
Conversion			(2,437,574)
Exchange rate effect